Components of Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Analysis Of Other Comprehensive Income By Item [Abstract]
Summary of Changes in Other Comprehensive Loss

Changes in other comprehensive loss under equity of our consolidated statements of financial position for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Foreign currency translation differences of subsidiaries	Net loss on available -for-sale financial investments – net of tax	Net transactions on cash flow hedges – net of tax	Revaluation increment on investment properties – net of tax	Actuarial losses on defined benefit plans – net of tax	Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	Fair value changes of financial instrument at FVOCI	Total other comprehensive loss attributable to equity holders of PLDT	Share of noncontrolling interests	Total other comprehensive loss – net of tax
	(in million pesos)
Balances as at January 1, 2020	722	(9)	(896)	616	(31,763)	—	(38)	(31,368)	15	(31,353)
Other comprehensive income (loss)	(21)	—	(306)	—	(3,957)	(37)	37	(4,284)	(6)	(4,290)
Balances as at December 31, 2020	701	(9)	(1,202)	616	(35,720)	(37)	(1)	(35,652)	9	(35,643)
Balances as at January 1, 2019	695	(9)	(640)	618	(25,689)	—	(165)	(25,190)	19	(25,171)
Other comprehensive income (loss)	27	—	(256)	(2)	(6,074)	—	127	(6,178)	(4)	(6,182)
Balances as at December 31, 2019	722	(9)	(896)	616	(31,763)	—	(38)	(31,368)	15	(31,353)
Balances as at January 1, 2018	583	4,300	(369)	620	(24,467)	182	—	(19,151)	14	(19,137)
Effect of adoption of IFRS 9 (Note 2)	—	(4,309)	—	—	—	(182)	(136)	(4,627)	—	(4,627)
Balances as at January 1, 2018 (as restated)	583	(9)	(369)	620	(24,467)	—	(136)	(23,778)	14	(23,764)
Other comprehensive income (loss)	112	—	(271)	(2)	(1,222)	—	(29)	(1,412)	5	(1,407)
Balances as at December 31, 2018	695	(9)	(640)	618	(25,689)	—	(165)	(25,190)	19	(25,171)